Summary of Significant Accounting Policies and Organization - Schedule of Antidilutive Securities of Earnings Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities	83,335,919	57,995,919	55,995,919	36,400,002
Stock Warrants [Member]
Antidilutive Securities	55,995,917	57,995,917	55,995,917	2
Stock Options [Member]
Antidilutive Securities	27,340,000
Convertible Preferred Stock [Member]
Antidilutive Securities	2	2	2	36,400,000